Events After The Reporting Period	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events After The Reporting Period

NOTE 26: EVENTS AFTER THE REPORTING PERIOD

On March 23, 2022, the Company entered into the 2022 BBVA Facility for an amount of $25,000. The 2022 BBVA Facility was used to repay existing debt under the BBVA Facility, and for general corporate purposes. The 2022 BBVA Facility bears interest at a rate of 4.25% per annum, is repayable in quarterly installments with final maturity on July 1, 2025 and is secured by assignments of certain receivables. As of the date hereof a total of $17,000 have been drawn on the 2022 BBVA Facility.

On March 25, 2022, the Company entered into a $5,000 loan facility with Banco Santander S.A. (the “Santander Facility”). The Santander Facility will be used for general corporate purposes and bears interest at a rate of 4.20% per annum, is repayable in twelve equal quarterly installments with final maturity on March 7, 2026 and is secured by assignments of certain receivables. As of the date hereof a total of $5,000 have been drawn on the Santander Facility.